INTANGIBLE ASSETS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 12, 2018	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 7,774,000	$ 12,500,000
Intangible Assets, Current		18,170,000
Impairment of Intangible Assets (Excluding Goodwill)			0
Amortization expense		37,066	589,489
Somah [Member]
Defined Benefit Plan Disclosure [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Year One		841,172
Finite-Lived Intangible Asset, Expected Amortization, Year Two		$ 7,331,585
My Health Logic Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Intangibles assets				$ 6,600,000
DuraGraft and My Health Logic [Member]
Defined Benefit Plan Disclosure [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Year Five				841,172
Finite-Lived Intangible Asset, Expected Amortization, after Year Five				$ 6,700,706
Krillase Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquisition of intangible assets	$ 28,600,000
Stock Issued During Period, Value, Acquisitions	$ 28,600,000
DuraGraft Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquisition of intangible assets			$ 18,170,000